DERIVATIVE INSTRUMENTS, CHANGES IN DERIVATIVE WARRANT LIABILITY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in Derivative Warrant Liability
Balance at beginning of year			$ 1,314	$ 1,907	$ 1,907
Balance at end of period	$ 41		41		1,314	$ 1,907
Warrants
Changes in Derivative Warrant Liability
Balance at beginning of year	519	$ 2,359	1,314	1,907	1,907	7,224
Increase in derivative liability prior to warrant exchange	3,029		3,029
Reduction in derivative liability due to warrant exchange	(3,537)		(3,537)
Increase (decrease) in the fair value of warrants	30	336	(765)	788	(593)	10,804	$ 376
Balance at end of period	$ 41	$ 2,695	$ 41	$ 2,695	$ 1,314	$ 1,907	$ 7,224